Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Investments in Unconsolidated Entities

NOTE 7 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest. These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2013	2012
(Dollars in thousands)
Equity method investments:
Capital contributions, loans, advances and adjustments	$132,629	$21,543
Cumulative share of income	1,186,900	1,050,618
Cumulative share of distributions	(1,033,087)	(907,509)
	286,442	164,652
Cost method investments	15,330	15,269
Total investments in unconsolidated entities	$301,772	$179,921

Equity in earnings of unconsolidated entities totaled $132.7 million, $92.9 million and $82.5 million in 2013, 2012 and 2011, respectively; of those amounts, TDS' investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $78.4 million, $67.2 million and $55.3 million in 2013, 2012 and 2011, respectively. TDS held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of TDS' equity method investments:

December 31,	2013	2012
(Dollars in thousands)
Assets
Current	$520,804	$477,673
Due from affiliates	408,735	298,707
Property and other	2,080,436	1,951,887
	$3,009,975	$2,728,267
Liabilities and Equity
Current liabilities	$355,167	$353,044
Deferred credits	89,198	84,672
Long-term liabilities	31,605	33,856
Long-term capital lease obligations	707	405
Partners’ capital and shareholders’ equity	2,533,298	2,256,290
	$3,009,975	$2,728,267

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Results of Operations
Revenues	$6,239,200	$5,825,150	$5,540,220
Operating expenses	4,492,372	4,381,731	4,301,758
Operating income	1,746,828	1,443,419	1,238,462
Other income, net	4,019	7,190	960
Net income	$1,750,847	$1,450,609	$1,239,422

NY1 & NY2 Deconsolidation

U.S. Cellular holds a 60.00% interest in St. Lawrence Seaway RSA Cellular Partnership (“NY1”) and a 57.14% interest in New York RSA 2 Cellular Partnership (“NY2”) (together with NY1, the “Partnerships”). The remaining interests in the Partnerships are held by Cellco Partnership d/b/a Verizon Wireless (“Verizon Wireless”). The Partnerships are operated by Verizon Wireless under the Verizon Wireless brand. Prior to April 3, 2013, because U.S. Cellular owned a greater than 50% interest in each of these Partnerships and based on U.S. Cellular's rights under the Partnership Agreements, TDS consolidated the financial results of these Partnerships in accordance with GAAP.

On April 3, 2013, U.S. Cellular entered into an agreement relating to the Partnerships. The agreement amends the Partnership Agreements in several ways which provide Verizon Wireless with substantive participating rights that allow Verizon Wireless to make decisions that are in the ordinary course of business of the Partnerships and which are significant to directing and executing the activities of the business. Accordingly, as required by GAAP, TDS deconsolidated the Partnerships effective as of April 3, 2013 and thereafter reported them as equity method investments in its consolidated financial statements (“NY1 & NY2 Deconsolidation”). After the NY1 & NY2 Deconsolidation, TDS retained the same ownership percentages in the Partnerships and will continue to report the same percentages of income from the Partnerships, which will be recorded in Equity in earnings of unconsolidated entities in the Consolidated Statement of Operations. In addition to the foregoing described arrangements, TDS and U.S. Cellular have certain other arm's length, ordinary business relationships with Verizon Wireless and its affiliates.

In accordance with GAAP, as a result of the NY1 & NY2 Deconsolidation, TDS' interest in the Partnerships was reflected in Investments in unconsolidated entities at a fair value of $114.8 million as of April 3, 2013. Recording TDS' interest in the Partnerships required allocation of the excess of fair value over book value to customer lists, licenses, a favorable contract and goodwill of the Partnerships. Amortization expense related to customer lists and the favorable contract will be recognized over their respective useful lives and is included in Equity in earnings of unconsolidated entities in the Consolidated Statement of Operations. In addition, TDS recognized a non-cash pre-tax gain of $14.5 million in the second quarter of 2013. The gain was recorded in Gain (loss) on investments in the Consolidated Statement of Operations.

The Partnerships were valued using a discounted cash flow approach and a publicly-traded guideline company method. The discounted cash flow approach uses value drivers and risks specific to the industry and current economic factors and incorporates assumptions that market participants would use in their estimates of fair value and may not be indicative of TDS specific assumptions.  The most significant assumptions made in this process were the revenue growth rate (shown as a simple average in the table below), the terminal revenue growth rate, discount rate and capital expenditures. The assumptions were as follows:

Key assumptions
Average expected revenue growth rate (next ten years)	2.0%
Terminal revenue growth rate (after year ten)	2.0%
Discount rate	10.5%
Capital expenditures as a percentage of revenue	14.9-18.8%

The publicly-traded guideline company method develops an indication of fair value by calculating average market pricing multiples for selected publicly-traded companies using multiples of: Revenue and Earnings before Interest, Taxes, and Depreciation and Amortization (EBITDA). The developed multiples were applied to applicable financial measures of the Partnerships to determine fair value. The discounted cash flow approach and publicly-traded guideline company method were weighted to arrive at the total fair value of the Partnerships.